Loans and Other Borrowings - Summary of Key Components of External Gross Debt (Detail) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2017 £m	£ 10,980
Issuance/ (maturities) £m	2,175
Foreign exchange £m	10
Accrued interest movements £m	10
At 31 March 2018 £m	13,175
2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2017 £m	2,632
Issuance/ (maturities) £m	(1,401)
Fair value movements £m	(18)
Foreign exchange £m	(95)
Transfer to within one year £m	1,163
At 31 March 2018 £m	2,281
Over 12 Months [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2017 £m	10,081
Issuance/ (maturities) £m	3,760
Fair value movements £m	(60)
Foreign exchange £m	(440)
Transfer to within one year £m	(1,347)
At 31 March 2018 £m	11,994
Cash Flows From Derivatives Related to Net Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance/ (maturities) £m	(188)
Transfer to within one year £m	188
Overdrafts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance/ (maturities) £m	4
Transfer to within one year £m	(4)
Impact of Cross-currency Swaps [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2017 £m	(1,419)
Foreign exchange £m	545
At 31 March 2018 £m	(874)
Removal of the Accrued Interest and Fair Value [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2017 £m	(314)
Fair value movements £m	78
Accrued interest movements £m	10
At 31 March 2018 £m	£ (226)